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                             SHEARMAN & STERLING LLP
                              [CHINESE CHARACTERS]

RESIDENT PARTNERS                     2318 CHINA WORLD TOWER TWO                    ABU DHABI
LEE EDWARDS                               1 JIANGUOMENWAI DAJIE                       BEIJING
                                         BEIJING 100004, P.R.C.                      BRUSSELS
ADMITTED  IN  NEW YORK                TELEPHONE: (8610) 6505 3399                  DUSSELDORF
                                       FACSIMILE: (8610) 6505 1818                  FRANKFURT
                                             WWW.SHEARMAN.COM                       HONG KONG
                                                                                       LONDON
                                                                                     MANNHEIM
                                                                                   MENLO PARK
                                                                                       MUNICH
                                                                                     NEW YORK
                                                                                        PARIS
                                                                                         ROME
                                                                                SAN FRANCISCO
                                                                                    SAO PAULO
                                                                                    SINGAPORE
                                                                                        TOKYO
                                                                                      TORONTO
                                                                             WASHINGTON, D.C.
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                                  June 29, 2005


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                           PetroChina Company Limited

Ladies and Gentlemen:

     On behalf of PetroChina Company Limited, a company incorporated under the laws of the People's Republic of China with limited liability, we are transmitting herewith for filing on EDGAR with the Securities and Exchange
Commission pursuant to the Securities Exchange Act of 1934, as amended, the annual report on Form 20-F of PetroChina Company Limited for the fiscal year ended December 31, 2004.

     If you have any questions concerning this filing, please call the undersigned in Beijing at (+8610) 6505-7209 or my colleague Leiming Chen in Hong
Kong at (+852) 2978-8057.


                                           Sincerely yours,


                                           /S/ Xinmei Chen
                                           ----------------
                                           Xinmei Chen


Encl.
cc:      Mr. Li Huaiqi
         Mr. Guo Jinping
             PetroChina Company Limited

         Matthew Bersani
         Leiming Chen
         Ling Huang
             Shearman & Sterling LLP

  Shearman & Sterling LLP is a limited liability partnership organized in the United States under the laws of the State of Delaware, which laws limit the personal liability of partners.